Restricted Stock Activity (Detail) (Restricted Stock, USD $)	12 Months Ended
Dec. 31, 2012
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of nonvested restricted stock, beginning balance	571,825
Number of nonvested restricted stock, granted	2,554,405
Number of nonvested restricted stock, forfeited	(92,188)
Number of nonvested restricted stock, ending balance	3,034,042
Weighted Average Grant Date Fair Value, beginning balance	$ 4.17
Weighted Average Grant Date Fair Value, granted	$ 2.92
Weighted Average Grant Date Fair Value, forfeited	$ 4.07
Weighted Average Grant Date Fair Value, ending balance	$ 3.12